Principal Variable Contract Funds, Inc.

Supplement dated November 1, 2017
to the Statement of Additional Information dated May 1, 2017, as revised on May 2, 2017
(as supplemented June 16, 2017, September 15, 2017 and October 2, 2017)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Effective December 12, 2017, delete the second to the last sentence in the first paragraph and replace with the following:
The Board is currently composed of twelve members, nine of whom are Independent Directors.
Interested Directors
Effective December 12, 2017, add the following paragraph:
Patrick Halter. Mr. Halter has served as a Director of PFI and PVC, and as a Trustee of the Trust, since 2017. Mr. Halter also serves as Chief Operating Officer and director of PGI, and Chief Executive Officer and Chair of Principal Real Estate Investors ("PREI"). He has served in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.
Management Information
Effective December 12, 2017, add the following row to the Interested Directors table in alphabetical order:

Name, Address and Year of Birth	Position(s)Held with Fund	Length of Time Served	Positions with PGI and its affiliates; Principal Occupation(s) During Past 5 Years** (unless noted otherwise)	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Patrick Halter 711 High Street Des Moines, IA 50392 1959	Director	Since 2017	Director, Morley (Since 2017) Chair, Post (Since 2017) Chief Operating Officer, PGI (Since 2017) Director, PGI (Since 2003) Chair, PREI (Since 2004) Chief Executive Officer, PREI (Since 2005) Chair, Spectrum (Since 2017)	127	None
Delete the list of abbreviations used, and replace with the following:
**Abbreviations used:

•	Finisterre Capital LLP (Finisterre)

•	Morley Capital Management, Inc. (Morley)

•	Origin Asset Management LLP (Origin)

•	Post Advisory Group, LLC (Post)

•	Principal Financial Advisors, Inc. (PFA)

•	Principal Funds Distributor, Inc. (PFD)

•	Principal Life Insurance Company (PLIC)

•	Principal Management Corporation (PMC)

•	Principal Real Estate Investors, LLC (PREI)

•	Principal Securities, Inc. (PSI) formerly Princor Financial Services Corporation

•	Principal Shareholder Services, Inc. (PSS)

Effective December 12, 2017, add the following column to the Directors Considered to be "Interested Persons") table:

Fund	Halter*
SAM Strategic Growth	A
Total Fund Complex	E
*Director's appointment effective December 12, 2017.